NON-RECOURSE BORROWINGS - Schedule of Repayments of Property Specific Mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 103,209	$ 63,721
Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	63,494	37,235
Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,233	14,230
Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,334	9,010
Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,820	2,898
Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	328	$ 348
2019
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10,764
2019 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,108
2019 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,196
2019 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,544
2019 | Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,772
2019 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	144
2020
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	14,903
2020 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	11,895
2020 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	788
2020 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,112
2020 | Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,003
2020 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	105
2021
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	15,989
2021 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13,731
2021 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	603
2021 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	834
2021 | Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	792
2021 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	29
2022
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	8,953
2022 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,742
2022 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	1,346
2022 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	839
2022 | Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	986
2022 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	40
2023
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	13,574
2023 | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,721
2023 | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	2,441
2023 | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	3,595
2023 | Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	807
2023 | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	10
Thereafter
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	39,026
Thereafter | Real Estate
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	19,297
Thereafter | Renewable Power
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	7,859
Thereafter | Infrastructure
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	6,410
Thereafter | Private equity - Water and sewage concession agreements
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	5,460
Thereafter | Residential Development
Disclosure of detailed information about borrowings [line items]
Property-specific borrowings	$ 0